Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	56 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Apr. 16, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Jan. 12, 2015	Nov. 30, 2014
C000146930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX) with sales charge
Account Value	$ 27,820	$ 27,820	$ 27,820	$ 27,820	$ 27,820	$ 22,426	$ 22,247	$ 21,050	$ 14,813		$ 14,801	$ 13,174	$ 12,108	$ 9,883	$ 10,012		$ 9,425
Average Annual Return, Percent	16.91%		12.12%		10.77%
C000146930 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX)
Average Annual Return, Percent	24.05%		13.45%		11.43%
C000146929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class C/SVFCX)
Account Value	$ 61,641	$ 61,641	$ 61,641	61,641	$ 61,641	49,996	49,927	47,493	33,614	$ 25,000
Average Annual Return, Percent	23.30%	21.53%
C000146931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class I1/SVFFX)
Account Value	$ 3,025,913	$ 3,025,913	$ 3,025,913	3,025,913	$ 3,025,913	2,432,979	2,407,545	2,271,576	1,594,834		1,589,089	1,410,375	1,294,791	1,053,911	1,065,103		1,000,000
Average Annual Return, Percent	24.37%		13.75%		11.71%
C000146933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R1/SVFDX)
Account Value	$ 71,658	71,658	$ 71,658	71,658	$ 71,658	58,047	57,672	54,693	38,584		38,654	34,511	31,817	26,049	26,478		25,000
Average Annual Return, Percent	23.45%		13.14%		11.10%
C000146934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R2/SVFKX)
Account Value	$ 74,498	74,498	$ 74,498	74,498	$ 74,498	60,241	59,913	56,751	40,027		40,066	35,734	31,938	26,119	26,518		25,000
Average Annual Return, Percent	23.67%		13.21%		11.54%
C000146937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class Y/SVFYX)
Account Value	$ 30,629,059	30,629,059	$ 30,629,059	30,629,059	$ 30,629,059	24,612,676	24,332,481	22,941,460	16,085,954		16,008,335	14,190,768	13,006,275	10,570,579	10,669,348		10,000,000
Average Annual Return, Percent	24.45%		13.85%		11.84%
C000146928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Investor Class/SMVLX)
Account Value	$ 29,455	29,455	$ 29,455	29,455	$ 29,455	23,753	23,571	22,299	15,693		15,680	13,952	12,842	10,483	10,625		10,000
Average Annual Return, Percent	24.00%		13.44%		11.41%
C000233728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX) with sales charge
Account Value	$ 21,701	21,701	$ 21,701	$ 21,701	$ 21,701	19,699	18,590	15,854	11,349		11,021	9,804	11,293	8,745	10,098	$ 9,423
Average Annual Return, Percent	3.83%		13.16%	8.16%
C000233728 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX)
Average Annual Return, Percent	10.16%		14.51%	8.81%
C000233724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class C/SVXCX)
Account Value	$ 54,358	54,358	$ 54,358	$ 54,358	54,358	49,643	47,110	40,380	29,070		28,410	25,420	29,450	22,930	26,650	25,000
Average Annual Return, Percent	9.50%		13.86%	8.18%
C000233723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class I1/SVXFX)
Account Value	$ 2,366,554	2,366,554	$ 2,366,554	$ 2,366,554	2,366,554	2,142,602	2,016,400	1,714,800	1,224,000		1,185,200	1,051,600	1,208,000	932,800	1,074,000	1,000,000
Average Annual Return, Percent	10.46%		14.83%	9.11%
C000233727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class Y/SVXYX)
Account Value	$ 23,971,085	23,971,085	$ 23,971,085	$ 23,971,085	23,971,085	21,675,694	20,364,000	17,284,000	12,328,000		11,928,000	10,568,000	12,112,000	9,344,000	10,752,000	10,000,000
Average Annual Return, Percent	10.59%		14.98%	9.25%
C000233726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Investor Class/SVXLX)
Account Value	$ 23,385	23,385	$ 23,385	$ 23,385	23,385	21,194	19,964	16,996	12,148		11,784	10,464	12,040	9,312	10,732	10,000
Average Annual Return, Percent	10.33%		14.69%	8.98%
S And P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Total Return)
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 35,002	$ 35,002	26,142	22,964	25,294	19,773	25,000	16,834	14,498	13,642	11,103	10,275		10,000
Average Annual Return, Percent	33.89%	19.91%	15.77%		13.35%
MSCI All Country World Index ex USA Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA (Net-USD)
Account Value	$ 16,641	$ 16,641	$ 16,641	$ 16,641	$ 16,641	14,722	13,474	15,289	14,009		12,791	11,503	12,519	9,812	9,815	10,000
Average Annual Return, Percent	13.03%		5.40%	5.29%
Russell 1000 Value Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (Total Return)
Account Value	$ 24,386	$ 24,386	$ 24,386	$ 24,386	$ 24,386	18,822	18,570	18,131	14,831	$ 25,000	14,580	13,096	12,720	11,077	9,889		$ 10,000
Average Annual Return, Percent	29.56%	17.44%	10.84%		9.32%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Account Value	$ 17,379	$ 17,379	$ 17,379	$ 17,379	$ 17,379	$ 15,533	$ 13,824	$ 15,385	$ 13,890		$ 13,057	$ 11,613	$ 12,614	$ 9,912	$ 10,288	$ 10,000
Average Annual Return, Percent	11.88%		5.89%	5.75%